UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Asset Management, LLC
Address: 500 Skokie Blvd.
         Northbrook IL 60062

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Marks
Title: Managing Dirctor
Phone: 847-559-1002

Signature, Place, and Date of Signing:

/s/ Richard Marks                 Northbrook, IL                2/6/08
-----------------                 --------------                ------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 83
                                        ------------------

Form 13F Information Table Value Total: 119,809
                                        ------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                Column 1               Column 2    Column 3     Column 4       Column 5     Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Value     Total  Sh/ Put/ Investment Other        Voting Authority
Name of Issuer                      Title of Class CUSIP        (x1,000)   Units  Prn Call Discretion Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Aluminum Company Of America (alcoa) COM            013817 10 1     607     16,600  SH         Sole                16,600
Barrick Gold Corp Com               COM            067901 10 8   3,528     83,900  SH         Sole                83,900
Aero Gow International, Inc.        COM            00768M 10 3     141     22,723  SH         Sole                22,723
American International Group        COM            026874 10 7     496      8,500  SH         Sole                 8,500
Alico Inc                           COM            016230 10 4     885     24,252  SH         Sole                24,252
Anooraq resources                   COM            03633E 10 8      65     14,000  SH         Sole                14,000
Alpha Natural Resources Inc         COM            02076X 10 2     455     14,000  SH         Sole                14,000
Anadarko petroleum                  COM            032511 10 7     292      4,450  SH         Sole                 4,450
Alliance Resources PLC              UT LTD PART    01877R 10 8     852     23,500  SH         Sole                23,500
Black Hills CP                      COM            092113 10 9     397      9,000  SH         Sole                 9,000
Peabody Energy Corp                 COM            704549 10 4     370      6,000  SH         Sole                 6,000
Citigroup Inc                       COM            172967 10 1     294     10,000  SH         Sole                10,000
Coeur D Alene Mines Corp            COM            192108 10 8   4,042    818,300  SH         Sole               818,300
Comcast Corporation Cl A            COM            20030N 10 1     396     21,703  SH         Sole                21,703
CONMED CORP                         COM            207410 10 1     209     72,248  SH         Sole                72,248
Credit Suisse Group                 SPONSORED ADR  225401 10 8     619     10,300  SH         Sole                10,300
Disney Walt Company Holding Co      COM DISNEY     254687 10 6     549     17,000  SH         Sole                17,000
Trump Entertainment                 COM            89816T 10 3      44     10,219  SH         Sole                10,219
8*8 Inc                             COM            282914 10 0      40     45,000  SH         Sole                45,000
EPIX Pharmaceuticals, Inc           COM NEW        26881Q 30 9     635    161,290  SH         Sole               161,290
Ishare MSCI Australia               MSCI AUSTRALIA 464286 10 3     245      8,500  SH         Sole                 8,500
Ishares msci Canada                 MSCI CDA INDEX 464286 50 9     482     15,000  SH         Sole                15,000
Ishare MSCI Sweden                  MSCI SWEDEN    464286 75 6     522     17,000  SH         Sole                17,000
Ishares MSCI Japan                  MSCI JAPAN     464286 84 8     279     21,000  SH         Sole                21,000
Ishares MSCI Switzerland            MSCI SWITZERLD 464286 74 9     364     14,000  SH         Sole                14,000
Ishares MSCI Singapore              MSCI SINGAPORE 464286 67 3     386     28,000  SH         Sole                28,000
Federated Investment                CL B           314211 10 3     659     16,000  SH         Sole                16,000
MARKET VECTORS ETF TR               GOLD MINER ETF 57060U 10 0  61,078  1,332,708  SH         Sole             1,332,708
General Electric Co                 COM            369604 10 3     601     16,210  SH         Sole                16,210
Goldcorp Inc                        COM            380956 40 9     679     20,000  SH         Sole                20,000
Streettracks Gold Shares            GOLD SHS       863307 10 4   1,196     14,500  SH         Sole                14,500
General Motors Corporation          COM            370442 10 5     234      9,400  SH         Sole                 9,400
Goodyear Tire                       COM            382550 10 1     282     10,000  SH         Sole                10,000
Hewlett Packard                     COM            428236 10 3     437      8,650  SH         Sole                 8,650
Hormel Foods CP                     COM            440452 10 0     405     10,000  SH         Sole                10,000
Intl Business Machines Corp         COM            459200 10 1     270      2,500  SH         Sole                 2,500
Intel Corporation                   COM            458140 10 0     227      8,500  SH         Sole                 8,500
ILL Tool Works Inc                  COM            452308 10 9     482      9,000  SH         Sole                 9,000
Johnson & Johnson                   COM            478160 10 4     546      8,190  SH         Sole                 8,190
SPDR INDEX SHS FDS                  RUSS NOM SC JP 78463X 82 2   1,104     25,000  SH         Sole                25,000
Coca-Cola Company                   COM            191216 10 0     756     12,320  SH         Sole                12,320
Ladenburg Thalmann                  COM            50575Q 10 2     643    303,430  SH         Sole               303,430
Las Vegas Sands Corporations        COM            517834 10 7     309      3,000  SH         Sole                 3,000
Mathstar Inc.                       COM            576801 20 3      95    145,950  SH         Sole               145,950
Mccormick & CO                      COM NON VTG    579780 20 6     341      9,000  SH         Sole                 9,000
3M Co.                              COM            88579Y 10 1     422      5,000  SH         Sole                 5,000
MPC Corporation                     COM            553166 10 9     210    333,851  SH         Sole               333,851
Manitowoc Co inc                    COM            563571 10 8   1,025     21,000  SH         Sole                21,000
Newmont Mining Corporation          COM            651639 10 6   7,764    159,000  SH         Sole               159,000
News Corp                           CL B           65248E 20 3     256     12,500  SH         Sole                12,500
Northgate Mineral  Corporation      COM            666416 10 2   2,383    786,500  SH         Sole               786,500
Odyssey Healthcare                  COM            67611V 10 1     348     31,500  SH         Sole                31,500
Pepsi bottling Group                COM            713409 10 0     434     11,000  SH         Sole                11,000
Plum Creek Tim Reit                 COM            729251 10 8     989     21,490  SH         Sole                21,490
Pepsico Inc                         COM            713448 10 8   1,153     15,190  SH         Sole                15,190
Polaris Industries                  COM            731068 10 2     669     14,000  SH         Sole                14,000
Polymet Mining Corporation          COM            731916 10 2     461    142,300  SH         Sole               142,300
Piedmont Nat Gas                    COM            731916 10 2     562     21,500  SH         Sole                21,500
Powersecure                         COM            73936N 10 5     471     34,901  SH         Sole                34,901
Procera Networks, Inc.              COM            74269U 10 4     245    175,000  SH         Sole               175,000
Qualcomm Inc                        COM            747525 10 3     842     21,400  SH         Sole                21,400
Rubicon Minerals Corp               COM            780911 10 3     222    151,000  SH         Sole               151,000
SPDR INDEX SHS FDS                  DJWS INTL REAL 78463X 86 3   1,213     21,300  SH         Sole                21,300
Rayonier Inc Reit                   COM            754907 10 3     543     11,500  SH         Sole                11,500
Smuckers J M New                    COM NEW        832696 40 5     381      7,407  SH         Sole                 7,407
Southwest Water Co                  COM            845331 10 7     532     42,470  SH         Sole                42,470
Sysco cp                            COM            871829 10 7     292      9,340  SH         Sole                 9,340
Tiffany & Co                        COM            886547 10 8     644     14,000  SH         Sole                14,000
Tan Range Exploration Corp          COM            87600U 10 4     633     94,900  SH         Sole                94,900
T Row price group                   COM            74144T 10 8     802     13,171  SH         Sole                13,171
TowerStream Corporation             COM            892000 10 0      45     14,600  SH         Sole                14,600
Time Warner Inc                     COM            887317 10 5     373     22,600  SH         Sole                22,600
Unilever PLC                        SPON ADR NEW   904767 70 4     468     12,500  SH         Sole                12,500
United Technology Corp.             COM            913017 10 9     787     10,279  SH         Sole                10,279
U.S. Gold Corporation               COM PAR $0.10  912023 20 7     217     73,279  SH         Sole                73,279
VERI-TEK International Corp         COM            92342X 10 1     227     37,453  SH         Sole                37,453
Valence Technology Inc              COM            918914 10 2     227    114,165  SH         Sole               114,165
Wonder Auto Restricted              COM            978166 10 6     830     75,000  SH         Sole                75,000
Whole Foods Market                  COM            966837 10 6     490     12,000  SH         Sole                12,000
Walmart Stores Inc                  COM            931142 10 3   1,740     36,600  SH         Sole                36,600
Wrigley WM JR Co                    COM            982526 10 5     749     12,787  SH         Sole                12,787
SELECT SECTOR SPDR TR               SBI HEALTHCARE 81369Y 20 9   1,779     50,375  SH         Sole                50,375
Exxon Mobil Cp                      COM            30231G 10 2     843      9,000  SH         Sole                 9,000